Concentration of risk (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Concentration Risk [Line Items]
Cash deposits | ¥				¥ 500,000
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited	$ 17,401,543		$ 16,443,683	118,520,169	¥ 111,996,278
Board pays compensation	$ 102,019			800,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.10%	13.60%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.30%	10.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.50%	17.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.90%	13.70%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.40%	13.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.80%	12.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Five Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.40%	10.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.30%		23.70%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			15.30%
Customer Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.20%		27.70%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.50%		17.70%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.20%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Four Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.40%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Five Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.40%
Customer 1 Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited	$ 35,470,844		$ 34,743,353	241,588,372	236,633,501
Board pays compensation | $	250,000
Customer 2 Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited | ¥				2,993,102	2,495,059
Board pays compensation	77,236			100,000
Deposit | $	20,385,716		16,993,596
Customer 3 Concentration Risk [Member]
Concentration Risk [Line Items]
Deposited	$ 54,555,276		$ 54,400,804	¥ 371,570,533	¥ 370,518,433